Exhibit 99.12

Data Compare (Non-Ignored)

Run Date - 10/7/2024 9:05:19 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
[REDACTED]	RCKT2024CES81707				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[REDACTED]	RCKT2024CES88509				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[REDACTED]	RCKT2024CES84614				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[REDACTED]	RCKT2024CES85258				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[REDACTED]	RCKT2024CES85337				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Received a corrected Final 1003 and 1008 which removed the borrower's income that was not verified as required. 1008 approved the loan with a corrected DTI of 31.352%.
[REDACTED]	RCKT2024CES85933				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit